Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for First PEO[1] $	Summary Compensation Table Total for Second PEO[1] $	Summary Compensation Table Total for Third PEO[1] $	Compensation Actually Paid to First PEO[1,3,4] $	Compensation Actually Paid to Second PEO[1,3,4] $	Compensation Actually Paid to Third PEO[1,3,4] $	Average Summary Compensation Table Total for Non-PEO NEOs[1] $	Average Compensation Actually Paid to Non-PEO NEOs[1,3,4] $	Value of Initial Fixed $100 Investment on June 30, 2019 Based on:		Net Income $ (millions)	Revenue[7] $ (millions)
									Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
2022	11,391,188	—	—	(4,501,557)	—	—	2,665,450	(221,246)	52.23	109.93	-112.0	678.4
2021	12,787,669	—	—	26,957,448	—	—	2,483,005	4,393,929	99.35	138.15	-27.2	690.6
2020T2	15,500,821	1,816,406	—	24,504,792	4,495,841	—	1,479,328	2,800,152	71.18	143.23	-53.1	299.8
2020	—	4,203,341	6,174,458	n/a	1,049,479	273,886	1,911,438	139,036	40.82	123.27	-199.6	638.6

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote [Text Block]	The NEOs in each disclosure year represent the following individuals:.

Year	First PEO	Second PEO	Third PEO	NEOs included in Average
2022	Paul J. Diaz	—	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti, and Kevin R. Haas, Ph.D.
2021	Paul J. Diaz	—	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti
2020T	Paul J. Diaz	R. Bryan Riggsbee	—	Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti
2020	—	R. Bryan Riggsbee	Mark C. Capone	Alexander Ford, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Bernard J. Tobin, Gary A. King

Peer Group Issuers, Footnote [Text Block]		The peer group total shareholder return represents the total shareholder return of the IXHC in line with the stock performance graph included above under the heading "2022 Fiscal Year Performance" which was also included in our Annual Report to stockholders for the year ended December 31, 2022 as required by Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote [Text Block]	The table below shows the additions and deductions to calculate "compensation actually paid" for the NEOs in each fiscal year as compared to the total compensation reported in the Summary Compensation Table ("SCT").

	2022		2021		2020 Transition Period			2020
	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Second PEO	Avg Non-PEO NEO	Second PEO	Third PEO	Avg Non-PEO NEO
Reported SCT figures
Reported SCT Total ($)	11,391,188	2,665,450	12,787,669	2,483,005	15,500,821	1,816,406	1,479,328	4,203,341	6,174,458	1,911,438
Reported SCT Stock Award Value ($)	9,513,661	1,890,185	9,869,920	1,649,044	8,394,628	1,264,541	1,075,166	3,461,500	4,489,500	1,149,312
Reported SCT Option Award Value ($)	—	—	—	—	5,500,006	—	—	—	—	—
Equity Award Adjustments
Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year ($)	5,183,465	681,691	10,879,534	1,789,701	22,898,605	2,448,753	1,946,081	1,552,446	313,835	302,597
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Applicable Fiscal Year End ($)	(11,247,974)	(1,136,901)	6,152,300	979,067	—	1,428,885	413,607	(1,325,475)	(1,941,975)	(664,811)
Change in Fair Value of Awards Granted in Prior Years that Vested in the Applicable Fiscal Year ($)	(314,575)	(313,232)	7,007,865	791,200	—	66,338	36,302	80,667	217,068	51,649
Deduction of Fair Value of Awards that were Forfeited during the Applicable Fiscal Year ($)	—	(228,070)	—	—	—	—	—	—	—	(312,525)
Compensation Actually Paid ($)	(4,501,557)	(221,246)	26,957,448	4,393,929	24,504,792	4,495,841	2,800,152	1,049,479	273,886	139,036

Non-PEO NEO Average Total Compensation Amount	$ 1,479,328	$ 2,665,450	$ 2,483,005	$ 1,911,438
Non-PEO NEO Average Compensation Actually Paid Amount	2,800,152	$ (221,246)	4,393,929	139,036
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below provide an illustration of the relationship between compensation actually paid and the total shareholder return of Myriad and the IXHC for the periods presented which shows what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 30, 2019.

		(1) PEO data for fiscal years 2022 and 2021 represent the compensation actually paid to Mr. Diaz only in those years. 2020 transition period PEO data reflects the sum of Messrs. Diaz’s and Riggsbee's compensation actually paid in this period. PEO data for fiscal year 2020 reflects the sum of Messrs. Riggsbee's and Capone's compensation actually paid in this fiscal year.
Compensation Actually Paid vs. Net Income [Text Block]
The charts below provide an illustration of the relationship between compensation actually paid and net income and revenue for the periods presented.

(1) PEO data for fiscal years 2022 and 2021 represent the compensation actually paid to Mr. Diaz only in those years. 2020 transition period PEO data reflects the sum of Messrs. Diaz’s and Riggsbee's compensation actually paid in this period. PEO data for fiscal year 2020 reflects the sum of Messrs. Riggsbee's and Capone's compensation actually paid in this fiscal year.

As discussed above in our "Compensation Discussion and Analysis" section of this proxy statement, our compensation program seeks to align compensation with Company performance and reward our executive officers for their contribution to our growth, profitability and increased stockholder value. Additional details on the elements of our executive compensation program and our pay-for-performance compensation philosophy are set forth above in the "Compensation Discussion and Analysis" section. The compensation actually paid to our PEO and the other NEOs in each of the periods reported above and over the 3.5 year cumulative period shows how the compensation actually paid fluctuated year-over-year. The fluctuations in compensation actually paid were primarily due to changes in our stock price measured as of the last day of each listed period, which we believe demonstrates the "pay-for-performance" nature of our executive compensation program. As the tables above illustrate, the compensation actually paid to our PEO and the other NEOs was higher when our stock price performed well and lower when our stock price did not perform well. We believe this correlation between compensation actually paid and total shareholder return over the applicable measurement periods also shows that our performance-based equity incentives builds alignment between executive compensation and stockholder returns.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The charts below provide an illustration of the relationship between compensation actually paid and net income and revenue for the periods presented.

(1) PEO data for fiscal years 2022 and 2021 represent the compensation actually paid to Mr. Diaz only in those years. 2020 transition period PEO data reflects the sum of Messrs. Diaz’s and Riggsbee's compensation actually paid in this period. PEO data for fiscal year 2020 reflects the sum of Messrs. Riggsbee's and Capone's compensation actually paid in this fiscal year.

As discussed above in our "Compensation Discussion and Analysis" section of this proxy statement, our compensation program seeks to align compensation with Company performance and reward our executive officers for their contribution to our growth, profitability and increased stockholder value. Additional details on the elements of our executive compensation program and our pay-for-performance compensation philosophy are set forth above in the "Compensation Discussion and Analysis" section. The compensation actually paid to our PEO and the other NEOs in each of the periods reported above and over the 3.5 year cumulative period shows how the compensation actually paid fluctuated year-over-year. The fluctuations in compensation actually paid were primarily due to changes in our stock price measured as of the last day of each listed period, which we believe demonstrates the "pay-for-performance" nature of our executive compensation program. As the tables above illustrate, the compensation actually paid to our PEO and the other NEOs was higher when our stock price performed well and lower when our stock price did not perform well. We believe this correlation between compensation actually paid and total shareholder return over the applicable measurement periods also shows that our performance-based equity incentives builds alignment between executive compensation and stockholder returns.

Tabular List [Table Text Block]

Revenue
Adjusted operating income
Adjusted earnings per share
Relative total stockholder return
Engagement score[1]

Total Shareholder Return Amount	71.18	$ 52.23	99.35	40.82
Peer Group Total Shareholder Return Amount	143.23	109.93	138.15	123.27
Net Income (Loss)	$ (53,100,000)	$ (112,000,000.0)	$ (27,200,000)	$ (199,600,000)
Company Selected Measure Amount	299,800,000	678,400,000	690,600,000	638,600,000
Additional 402(v) Disclosure [Text Block]		Effective January 1, 2021, the Company transitioned from a fiscal year ending June 30 to December 31. Therefore, there was a six-month transition period in 2020 representing the period from July 1, 2020 to December 31, 2020. Equity values are calculated in accordance with FASB ASC Topic 718. For PSUs, the grant date fair value of PSUs used for SCT calculations assumes target performance for the 2022 and 2021 fiscal years and assumes the maximum level of performance for the 2020 transition period and 2020 fiscal year. To determine the year-end fair values used in the "compensation actually paid" calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding PSUs at each fiscal year end date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term, and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year end dates using the Black Scholes Merton option pricing model.As required under Item 201(e) of Regulation S-K, total shareholder return measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or June 30, 2019, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which total shareholder return is calculated, or June 30, 2020, December 31, 2020, December 31, 2021, and December 31, 2022, respectively. Revenue is a GAAP financial measure and does not exclude revenue from divested businesses.Engagement score is a non-financial quantitative metric designed to support our efforts to retain employees and improve employee engagement.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted operating income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted earnings per share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Relative total stockholder return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Engagement score1
Paul J. Diaz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 15,500,821	$ 11,391,188	$ 12,787,669
PEO Actually Paid Compensation Amount	$ 24,504,792	$ (4,501,557)	$ 26,957,448
PEO Name	Paul J. Diaz	Paul J. Diaz	Paul J. Diaz
R. Bryan Riggsbee [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,816,406			$ 4,203,341
PEO Actually Paid Compensation Amount	$ 4,495,841			$ 1,049,479
PEO Name	R. Bryan Riggsbee			R. Bryan Riggsbee
Mark C. Capone [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 6,174,458
PEO Actually Paid Compensation Amount				$ 273,886
PEO Name				Mark C. Capone
PEO [Member] | Paul J. Diaz [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 8,394,628	$ 9,513,661	$ 9,869,920
PEO [Member] | Paul J. Diaz [Member] | Reported SCT Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,500,006	0	0
PEO [Member] | Paul J. Diaz [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,898,605	5,183,465	10,879,534
PEO [Member] | Paul J. Diaz [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(11,247,974)	6,152,300
PEO [Member] | Paul J. Diaz [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(314,575)	7,007,865
PEO [Member] | Paul J. Diaz [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | R. Bryan Riggsbee [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,264,541			$ 3,461,500
PEO [Member] | R. Bryan Riggsbee [Member] | Reported SCT Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			0
PEO [Member] | R. Bryan Riggsbee [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,448,753			1,552,446
PEO [Member] | R. Bryan Riggsbee [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,428,885			1,325,475
PEO [Member] | R. Bryan Riggsbee [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	66,338			80,667
PEO [Member] | R. Bryan Riggsbee [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0			0
PEO [Member] | Mark C. Capone [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,489,500
PEO [Member] | Mark C. Capone [Member] | Reported SCT Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Mark C. Capone [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				313,835
PEO [Member] | Mark C. Capone [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,941,975
PEO [Member] | Mark C. Capone [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				217,068
PEO [Member] | Mark C. Capone [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
Non-PEO NEO [Member] | Reported SCT Stock Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,075,166	1,890,185	1,649,044	1,149,312
Non-PEO NEO [Member] | Reported SCT Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,946,081	681,691	1,789,701	302,597
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	413,607	(1,136,901)	979,067	664,811
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,302	(313,232)	791,200	51,649
Non-PEO NEO [Member] | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (228,070)	$ 0	$ 312,525